Regulatory Capital Requirements	12 Months Ended
Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
13.	REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a material adverse effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

The Bank's primary regulatory agency requires that the Bank maintain minimum ratios of tangible equity of 1.5%, Tier 1 (core) capital of 4%, and total risk-based capital of 8%.  As of September 30, 2011 and 2010, the most recent regulatory guidelines categorized the Bank as "well capitalized" under the regulatory framework for prompt corrective action.  To be categorized as "well capitalized," the Bank must maintain minimum Tier 1 (core) capital, Tier 1 risked based capital and total risk-based capital ratios as set forth in the table below.  Management believes, as of September 30, 2011, that the Bank meets all capital adequacy requirements to which it is subject and there were no conditions or events subsequent to September 30, 2011 that would change the Bank's category.  There are currently no regulatory capital requirements at the Company, but under the Dodd-Frank Act, the Company will become subject to regulatory capital requirements beginning July 21, 2015.

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2011:
Tangible equity	$1,369,143	15.1%	$135,926	1.5%	N/A	N/A
Tier 1 (core) capital	1,369,143	15.1	362,469	4.0	$453,086	5.0%
Tier 1 (core) risk-based capital	1,369,143	37.9	N/A	N/A	216,551	6.0
Total risk-based capital	1,380,853	38.3	288,734	8.0	360,918	10.0

As of September 30, 2010:
Tangible equity	$824,768	9.8%	$126,666	1.5%	N/A	N/A
Tier 1 (core) capital	824,768	9.8	337,776	4.0	$422,220	5.0%
Tier 1 (core) risk-based capital	824,768	23.5	N/A	N/A	210,597	6.0
Total risk-based capital	835,324	23.8	280,796	8.0	350,995	10.0

A reconciliation of the Bank's equity under GAAP to regulatory capital amounts as of September 30, 2011 and 2010 is as follows:

	2011	2010
	(Dollars in thousands)
Total Bank equity as reported under GAAP	$1,395,708	$857,114
Unrealized gains on AFS securities	(26,314)	(31,862)
Other	(251)	(484)
Total tangible and core capital	1,369,143	824,768
ACL(1)	11,710	10,556
Total risk based capital	$1,380,853	$835,324

(1)
This amount represents the general valuation allowances calculated using the formula analysis.  SVA are netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.

Under OCC and FRB regulations, there are limitations on the amount of capital the Bank may distribute to the Company.  Generally, this is limited to the earnings of the previous two calendar years and current year-to-date earnings.  Under OCC and FRB safe harbor regulations, the Bank may distribute to the Company capital not exceeding net income for the current calendar year and the prior two calendar years.  At September 30, 2011, the Bank was in compliance with the OCC and FRB safe harbor regulations.  So long as the Bank continues to remain "well capitalized" after each capital distribution, operate in a safe and sound manner, provide the OCC and FRB with updated capital levels, and non-performing asset balances and allowance for credit loss information as requested, and comply with OCC interest rate risk management guidelines, it is management's belief that the OCC and FRB will continue to allow the Bank to distribute its net income to the Company, although no assurance can be given in this regard.